John Hancock
Strategic Income Opportunities Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 9.7%					$434,094,888
(Cost $369,104,065)
U.S. Government 9.7%					434,094,888
U.S. Treasury
Bond	2.000	02-15-50		18,000,000	20,576,953
Bond	2.750	11-15-42		47,440,000	60,524,916
Bond	3.000	02-15-49		62,535,000	86,119,978
Bond	3.125	02-15-43		8,482,000	11,467,266
Bond	4.375	02-15-38		40,125,000	62,319,141
Note	1.125	02-28-22		34,490,000	35,062,588
Note	2.000	11-15-26		12,370,000	13,578,491
Note	2.375	02-29-24		20,000,000	21,597,656
Note	2.375	04-30-26		20,000,000	22,291,406
Note	2.375	05-15-29		44,580,000	51,467,262
Note	2.625	02-15-29		19,455,000	22,814,787

Treasury Inflation Protected Security	0.125	01-15-30		24,756,428	26,274,444
Foreign government obligations 15.0%					$674,302,278
(Cost $689,397,785)
Australia 0.2%					9,884,254
New South Wales Treasury Corp.	4.000	04-08-21	AUD	8,000,000	5,495,760
Queensland Treasury Corp.	5.500	06-21-21	AUD	6,250,000	4,388,494
Austria 0.3%					12,546,646
Republic of Austria (A)	0.500	02-20-29	EUR	10,675,000	12,546,646
Canada 1.7%					77,522,024
Export Development Canada	2.400	06-07-21	AUD	4,145,000	2,815,634
Government of Canada	2.250	03-01-24	CAD	43,958,000	34,227,442
Province of Ontario	2.900	06-02-28	CAD	13,400,000	10,902,676
Province of Ontario	3.450	06-02-45	CAD	11,995,000	10,898,693
Province of Quebec	3.000	09-01-23	CAD	8,000,000	6,237,949
Province of Quebec	3.750	09-01-24	CAD	15,280,000	12,439,630
Colombia 0.3%					12,604,080
Republic of Colombia	4.000	02-26-24		12,000,000	12,604,080
Finland 0.3%					14,930,434
Republic of Finland (A)	0.500	09-15-28	EUR	12,680,000	14,930,434
Greece 0.2%					9,772,282
Republic of Greece (A)	2.000	04-22-27	EUR	8,435,000	9,772,282
India 0.1%					5,081,285
Republic of India	6.450	10-07-29	INR	373,000,000	5,081,285
Indonesia 2.9%					131,516,222
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	10,877,375
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	6,757,448
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	12,528,471
Republic of Indonesia	3.850	10-15-30		7,180,000	7,932,221
Republic of Indonesia	4.450	04-15-70		7,510,000	8,332,004
Republic of Indonesia	5.625	05-15-23	IDR	27,514,000,000	1,832,231
Republic of Indonesia (A)	5.875	01-15-24		5,125,000	5,764,600
Republic of Indonesia	6.125	05-15-28	IDR	61,045,000,000	3,870,590
Republic of Indonesia	6.500	06-15-25	IDR	114,583,000,000	7,723,386
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	5,759,606
Republic of Indonesia	7.000	05-15-27	IDR	142,022,000,000	9,596,558
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	7.000	09-15-30	IDR	117,090,000,000	$7,806,000
Republic of Indonesia	7.500	08-15-32	IDR	23,093,000,000	1,533,700
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,076,412
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,120,602
Republic of Indonesia	8.125	05-15-24	IDR	45,206,000,000	3,233,111
Republic of Indonesia	8.250	05-15-29	IDR	57,894,000,000	4,176,610
Republic of Indonesia	8.375	03-15-24	IDR	83,418,000,000	5,990,937
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	5,960,781
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	8,171,172
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	5,472,407
Ireland 0.5%					20,653,567
Republic of Ireland	3.400	03-18-24	EUR	16,300,000	20,653,567
Japan 1.0%					45,654,995
Government of Japan	0.100	12-20-23	JPY	4,878,450,000	45,654,995
Malaysia 1.4%					62,109,286
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	6,110,182
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	5,465,581
Government of Malaysia	3.844	04-15-33	MYR	57,566,000	14,203,687
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	8,929,422
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	10,778,857
Government of Malaysia	4.059	09-30-24	MYR	37,710,000	9,239,604
Government of Malaysia	4.160	07-15-21	MYR	31,363,000	7,381,953
Mexico 0.2%					9,145,327
Government of Mexico	7.750	05-29-31	MXN	183,470,000	9,145,327
Norway 0.9%					42,064,003
Government of Norway (A)	2.000	05-24-23	NOK	196,500,000	21,294,828
Government of Norway (A)	3.750	05-25-21	NOK	195,085,000	20,769,175
Philippines 0.7%					31,620,723
Republic of Philippines	0.875	05-17-27	EUR	17,540,000	18,656,096
Republic of Philippines	4.950	01-15-21	PHP	215,590,000	4,265,533
Republic of Philippines	6.250	01-14-36	PHP	373,000,000	8,699,094
Portugal 1.5%					66,021,586
Republic of Portugal (A)	2.125	10-17-28	EUR	18,355,000	23,362,873
Republic of Portugal (A)	3.850	04-15-21	EUR	17,380,000	20,018,816
Republic of Portugal (A)	5.125	10-15-24		19,575,000	22,639,897
Qatar 0.4%					17,058,213
State of Qatar (A)	4.000	03-14-29		6,955,000	7,841,763
State of Qatar (A)	4.400	04-16-50		3,075,000	3,655,437
State of Qatar (A)	4.817	03-14-49		4,425,000	5,561,013
Saudi Arabia 0.1%					5,931,825
Kingdom of Saudi Arabia (A)	2.900	10-22-25		5,690,000	5,931,825
Singapore 0.9%					38,266,217
Republic of Singapore	1.750	04-01-22	SGD	22,630,000	16,461,923
Republic of Singapore	1.875	03-01-50	SGD	26,057,000	21,804,294
Sweden 0.4%					19,414,478
Kingdom of Sweden (A)	0.125	04-24-23	EUR	17,240,000	19,414,478
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
United Arab Emirates 0.5%					$21,683,762
Republic of United Arab Emirates (A)	2.500	04-16-25		8,005,000	8,311,191
Republic of United Arab Emirates (A)(B)	3.125	04-16-30		7,880,000	8,458,865
Republic of United Arab Emirates (A)	3.875	04-16-50		4,315,000	4,913,706
United Kingdom 0.5%					20,821,069
Government of United Kingdom	0.500	07-22-22	GBP	10,345,000	12,926,251

Government of United Kingdom	3.750	09-07-20	GBP	6,330,000	7,894,818
Corporate bonds 53.3%					$2,399,320,402
(Cost $2,431,943,131)
Communication services 8.5%					384,516,372
Diversified telecommunication services 0.8%
GCI LLC (A)	6.625	06-15-24		17,005,000	17,833,994
Verizon Communications, Inc.	4.016	12-03-29		6,535,000	7,699,845
Verizon Communications, Inc.	4.329	09-21-28		10,654,000	12,723,453
Entertainment 1.2%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		5,635,000	5,465,950
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24		16,135,000	16,276,504
Live Nation Entertainment, Inc. (A)(B)	4.750	10-15-27		8,025,000	7,454,503
Netflix, Inc. (A)	3.625	06-15-25		12,500,000	12,796,875
Netflix, Inc. (A)	5.375	11-15-29		9,335,000	10,362,784
Interactive media and services 0.2%
Match Group, Inc. (A)	4.125	08-01-30		7,915,000	7,756,700
Twitter, Inc. (A)	3.875	12-15-27		2,269,000	2,260,491
Media 5.8%
Altice Financing SA (A)	7.500	05-15-26		16,020,000	16,866,977
Altice France SA (A)	7.375	05-01-26		5,705,000	6,018,775
CCO Holdings LLC (A)	4.500	08-15-30		9,050,000	9,389,375
CCO Holdings LLC (A)	4.750	03-01-30		12,410,000	12,968,450
CCO Holdings LLC (A)	5.125	05-01-27		16,345,000	17,162,577
CCO Holdings LLC (A)	5.750	02-15-26		4,575,000	4,770,261
Charter Communications Operating LLC	5.125	07-01-49		15,905,000	18,457,586
Charter Communications Operating LLC	5.750	04-01-48		7,045,000	8,675,233
CSC Holdings LLC (A)	5.375	02-01-28		10,225,000	10,870,453
CSC Holdings LLC (A)	5.500	05-15-26		4,536,000	4,738,759
CSC Holdings LLC (A)	5.500	04-15-27		12,580,000	13,303,350
CSC Holdings LLC (A)	5.750	01-15-30		21,015,000	22,170,825
CSC Holdings LLC	5.875	09-15-22		8,930,000	9,414,899
CSC Holdings LLC (A)	7.500	04-01-28		13,955,000	15,455,163
CSC Holdings LLC (A)	10.875	10-15-25		6,145,000	6,653,192
Diamond Sports Group LLC (A)	5.375	08-15-26		20,125,000	15,999,375
Diamond Sports Group LLC (A)(B)	6.625	08-15-27		24,588,000	14,794,600
DISH DBS Corp.	5.875	07-15-22		9,270,000	9,526,964
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		15,810,000	16,448,250
Sirius XM Radio, Inc. (A)	4.625	05-15-23		2,105,000	2,110,010
Sirius XM Radio, Inc. (A)	5.375	07-15-26		7,830,000	8,118,731
WMG Acquisition Corp. (A)	5.500	04-15-26		16,304,000	16,793,120
Wireless telecommunication services 0.5%
T-Mobile USA, Inc. (A)	3.750	04-15-27		6,760,000	7,308,844
T-Mobile USA, Inc.	4.500	02-01-26		7,775,000	7,991,689
T-Mobile USA, Inc.	6.500	01-15-26		7,465,000	7,877,815
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 5.4%					$241,421,696
Automobiles 0.9%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	5,391,326
Ford Motor Company	8.500	04-21-23		9,865,000	10,231,978
Ford Motor Credit Company LLC	2.979	08-03-22		4,400,000	4,202,000
Ford Motor Credit Company LLC	3.087	01-09-23		2,905,000	2,748,130
Ford Motor Credit Company LLC	3.350	11-01-22		4,100,000	3,875,361
Ford Motor Credit Company LLC	4.250	09-20-22		3,320,000	3,228,700
General Motors Company	6.125	10-01-25		6,990,000	7,637,580
Diversified consumer services 0.6%
Duke University	2.682	10-01-44		14,330,000	14,707,750
Emory University	1.566	09-01-25		4,145,000	4,165,116
Graham Holdings Company (A)	5.750	06-01-26		8,885,000	9,084,913
Hotels, restaurants and leisure 2.7%
Connect Finco SARL (A)	6.750	10-01-26		4,970,000	4,820,900
ESH Hospitality, Inc. (A)	5.250	05-01-25		11,765,000	11,441,463
Hilton Worldwide Finance LLC	4.625	04-01-25		7,730,000	7,672,025
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		7,943,000	8,130,375
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		16,567,000	17,229,680
New Red Finance, Inc. (A)	3.875	01-15-28		11,545,000	11,374,480
New Red Finance, Inc. (A)	4.250	05-15-24		14,920,000	15,092,886
New Red Finance, Inc. (A)	5.000	10-15-25		17,080,000	17,262,585
New Red Finance, Inc. (A)(B)	5.750	04-15-25		6,695,000	7,111,429
Yum! Brands, Inc. (A)	4.750	01-15-30		19,625,000	20,343,668
Household durables 0.6%
Lennar Corp.	4.500	04-30-24		4,245,000	4,469,136
Lennar Corp.	4.750	11-29-27		18,295,000	19,941,550
Lennar Corp.	5.875	11-15-24		3,190,000	3,453,175
Internet and direct marketing retail 0.6%
Expedia Group, Inc.	3.800	02-15-28		16,295,000	15,040,953
Expedia Group, Inc.	5.000	02-15-26		10,280,000	10,512,098
Expedia Group, Inc.	5.950	08-15-20		2,240,000	2,252,439
Consumer staples 2.7%					121,842,966
Beverages 0.2%
Molson Coors Beverage Company	1.250	07-15-24	EUR	7,370,000	7,702,562
Food products 2.2%
JBS Investments II GmbH (A)	7.000	01-15-26		11,145,000	11,846,578
Kraft Heinz Foods Company	3.000	06-01-26		15,280,000	15,294,293
Kraft Heinz Foods Company (A)	3.875	05-15-27		2,905,000	3,035,005
Kraft Heinz Foods Company	3.950	07-15-25		3,645,000	3,834,433
Kraft Heinz Foods Company (A)	4.250	03-01-31		6,200,000	6,597,252
NBM US Holdings, Inc. (A)	7.000	05-14-26		1,429,000	1,439,718
Post Holdings, Inc. (A)	5.000	08-15-26		15,995,000	16,394,875
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,375,350
Post Holdings, Inc. (A)	5.625	01-15-28		14,510,000	15,199,225
Post Holdings, Inc. (A)	5.750	03-01-27		21,395,000	22,304,288
Personal products 0.3%
Natura Cosmeticos SA (A)(B)	5.375	02-01-23		4,245,000	4,228,020
Walnut Bidco PLC (A)	6.750	08-01-24	EUR	5,705,000	5,545,147
Walnut Bidco PLC (A)	9.125	08-01-24		5,500,000	5,046,220
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Energy 5.5%					$245,951,886
Oil, gas and consumable fuels 5.5%
Aker BP ASA (A)	3.750	01-15-30		11,235,000	10,285,967
Aker BP ASA (A)	4.750	06-15-24		8,220,000	8,223,866
Aker BP ASA (A)	5.875	03-31-25		590,000	590,243
Enbridge, Inc.	4.250	12-01-26		20,395,000	22,567,937
Energy Transfer Operating LP	5.500	06-01-27		5,005,000	5,414,968
Enterprise Products Operating LLC	3.125	07-31-29		15,990,000	16,902,245
EOG Resources, Inc.	4.375	04-15-30		4,995,000	5,893,549
Indika Energy Capital III Pte, Ltd. (A)(B)	5.875	11-09-24		13,160,000	11,127,750
Kinder Morgan, Inc.	4.300	06-01-25		5,250,000	5,836,606
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		13,090,000	10,962,345
Occidental Petroleum Corp.	2.700	08-15-22		3,735,000	3,416,405
Occidental Petroleum Corp.	2.900	08-15-24		5,405,000	4,296,975
Occidental Petroleum Corp. (B)	3.500	06-15-25		5,345,000	4,165,759
Occidental Petroleum Corp. (B)	3.500	08-15-29		7,480,000	5,030,300
Pertamina Persero PT (A)(B)	3.650	07-30-29		3,440,000	3,517,031
Pertamina Persero PT (A)	4.300	05-20-23		9,830,000	10,223,852
Petrobras Global Finance BV (A)	5.093	01-15-30		19,224,000	18,320,472
Petrobras Global Finance BV	5.750	02-01-29		10,230,000	10,266,317
Petrobras Global Finance BV	5.999	01-27-28		2,760,000	2,781,528
Petrobras Global Finance BV	6.900	03-19-49		13,075,000	13,023,354
Petroleos del Peru SA (A)	5.625	06-19-47		8,126,000	9,190,343
Saudi Arabian Oil Company (A)	3.500	04-16-29		9,115,000	9,676,167
Saudi Arabian Oil Company (A)	4.250	04-16-39		10,765,000	11,687,742
Saudi Arabian Oil Company (A)(B)	4.375	04-16-49		8,315,000	9,201,721
Suncor Energy, Inc.	3.100	05-15-25		5,940,000	6,217,031
The Williams Companies, Inc.	4.300	03-04-24		3,960,000	4,258,129
The Williams Companies, Inc.	4.550	06-24-24		10,278,000	11,142,230
TransCanada PipeLines, Ltd.	4.250	05-15-28		5,195,000	5,891,548
Valero Energy Corp.	3.400	09-15-26		5,490,000	5,839,506
Financials 12.6%					567,439,723
Banks 8.2%
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	8,118,353
Banco Actinver SA (A)	4.800	12-18-32		2,360,000	1,604,800
Banco Actinver SA (A)	9.500	12-18-32	MXN	138,600,000	4,812,826
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%)	2.884	10-22-30		3,788,000	3,980,685
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%)	3.974	02-07-30		2,928,000	3,325,489
BNG Bank NV	0.250	06-07-24	EUR	6,700,000	7,573,345
CIT Group, Inc. (5.800% to 6-15-22, then 3 month LIBOR + 3.972%) (B)(C)	5.800	06-15-22		2,085,000	1,617,835
Citigroup, Inc. (3 month EURIBOR + 0.500%) (D)	0.107	03-21-23	EUR	10,835,000	11,867,263
Citigroup, Inc. (3 month BBSW + 1.550%) (D)	1.649	05-04-21	AUD	13,996,000	9,379,772
Citigroup, Inc. (1.678% to 5-15-23, then SOFR + 1.667%)	1.678	05-15-24		10,495,000	10,587,631
Citigroup, Inc.	4.125	07-25-28		7,335,000	8,051,019
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		2,020,000	2,202,364
European Investment Bank (SONIA + 0.350%) (D)	0.417	06-29-23	GBP	6,180,000	7,651,301
European Investment Bank	1.500	05-12-22	NOK	117,270,000	12,353,711
First Horizon Bank	5.750	05-01-30		10,785,000	11,108,005
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	15,730,000	11,983,407
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	7,416,843
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	13,998,000	9,098,160
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	13,130,000	$8,310,500
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	12,620,000	8,272,551
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	32,325,000,000	2,210,756
JPMorgan Chase & Co. (2.005% to 3-13-25, then SOFR + 1.585%)	2.005	03-13-26		14,960,000	15,233,505
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%)	2.083	04-22-26		16,805,000	17,197,376
KfW	2.125	08-15-23	EUR	15,415,000	18,551,071
KfW	6.000	08-20-20	AUD	7,210,000	4,865,002
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (C)	7.500	09-27-25		10,281,000	10,590,458
National Bank of Canada (A)	2.150	10-07-22		7,805,000	7,975,406
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	1.660	06-19-24	NOK	77,000,000	7,919,615
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	1.670	06-21-23	NOK	88,000,000	9,057,416
Nordic Investment Bank	1.375	07-15-20	NOK	33,590,000	3,459,965
Nordic Investment Bank	1.500	01-24-22	NOK	58,000,000	6,073,113
Popular, Inc.	6.125	09-14-23		17,095,000	17,223,213
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(B)(C)	8.000	09-29-25		6,640,000	7,104,800
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		18,875,000	18,639,063
Truist Financial Corp.	3.875	03-19-29		7,330,000	7,991,589
U.S. Bancorp	0.850	06-07-24	EUR	31,085,000	34,522,305
U.S. Bancorp	3.375	02-05-24		5,956,000	6,502,398
U.S. Bank NA	2.800	01-27-25		6,638,000	7,176,528
Wells Fargo & Company (3 month BBSW + 1.320%) (D)	1.433	07-27-21	AUD	9,035,000	6,040,247
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	8,469,530
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (C)	5.800	06-15-23		2,293,000	2,026,439
Capital markets 1.3%
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		21,000,000	15,844,500
MSCI, Inc. (A)	3.625	09-01-30		3,820,000	3,910,725
MSCI, Inc. (A)	3.875	02-15-31		7,110,000	7,288,603
MSCI, Inc. (A)	4.000	11-15-29		4,680,000	4,877,543
MSCI, Inc. (A)	4.750	08-01-26		2,990,000	3,117,075
Stifel Financial Corp.	4.000	05-15-30		8,325,000	8,540,186
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	7,713,000	8,658,886
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	4,470,000	5,279,480
Diversified financial services 1.6%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	9,919,294
Berkshire Hathaway, Inc.	0.000	03-12-25	EUR	10,945,000	11,939,328
European Financial Stability Facility	0.125	10-17-23	EUR	13,115,000	14,837,764
European Financial Stability Facility	1.875	05-23-23	EUR	9,155,000	10,882,698
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	109,135,000	22,803,352
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		18,365,000	22,675,266
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	9,990,000	10,834,779
DB Insurance Company, Ltd.	3.492	05-25-24	KRW	10,000,000,000	8,515,115
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	8,868,924
Thrifts and mortgage finance 0.4%
MGIC Investment Corp.	5.750	08-15-23		7,970,000	8,089,550
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27		13,790,000	12,411,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Health care 5.5%					$247,617,457
Health care equipment and supplies 0.7%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	9,699,311
DH Europe Finance II Sarl	0.450	03-18-28	EUR	18,445,000	19,782,424
Health care providers and services 2.7%
Advocate Health & Hospitals Corp.	2.211	06-15-30		5,810,000	5,900,710
Ascension Health	2.532	11-15-29		6,475,000	6,812,978
Banner Health	2.338	01-01-30		7,345,000	7,490,627
Centene Corp.	3.375	02-15-30		7,775,000	7,829,425
Centene Corp. (A)	5.250	04-01-25		3,065,000	3,155,019
HCA, Inc.	3.500	09-01-30		31,781,000	31,298,789
HCA, Inc.	4.125	06-15-29		15,255,000	16,569,841
HCA, Inc.	5.375	02-01-25		15,280,000	16,772,703
Rede D'or Finance Sarl (A)	4.500	01-22-30		7,890,000	6,607,875
Select Medical Corp. (A)	6.250	08-15-26		20,250,000	21,287,813
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	7,132,346
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,680,149
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	5,695,835
Pharmaceuticals 1.7%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	7,617,580
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,662,142
Bausch Health Companies, Inc. (A)	5.000	01-30-28		14,605,000	14,111,789
Bausch Health Companies, Inc. (A)	5.250	01-30-30		24,810,000	24,375,825
Bausch Health Companies, Inc. (A)	5.500	11-01-25		5,520,000	5,702,270
Bausch Health Companies, Inc. (A)(B)	5.875	05-15-23		1,356,000	1,355,159
Bausch Health Companies, Inc. (A)	6.125	04-15-25		2,766,000	2,806,909
Bausch Health Companies, Inc. (A)	6.250	02-15-29		10,585,000	10,849,625
Bausch Health Companies, Inc. (A)	9.000	12-15-25		5,870,000	6,420,313
Industrials 4.2%					189,655,898
Aerospace and defense 0.5%
The Boeing Company	4.875	05-01-25		10,130,000	10,751,702
The Boeing Company	5.040	05-01-27		11,170,000	11,858,784
Airlines 1.0%
American Airlines Group, Inc. (A)(B)	5.000	06-01-22		7,175,000	4,161,500
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		6,040,000	5,369,705
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000	06-10-28		6,185,000	5,683,300
Delta Air Lines, Inc.	2.900	10-28-24		7,330,000	5,942,534
Delta Air Lines, Inc.	3.400	04-19-21		6,685,000	6,434,394
Delta Air Lines, Inc.	3.750	10-28-29		4,460,000	3,458,719
Delta Air Lines, Inc. (A)	7.000	05-01-25		12,595,000	13,017,542
Building products 0.1%
Owens Corning	3.950	08-15-29		6,190,000	6,522,118
Commercial services and supplies 0.2%
Cimpress PLC (A)	7.000	06-15-26		10,985,000	10,600,525
Construction and engineering 0.6%
AECOM	5.125	03-15-27		9,802,000	10,400,510
AECOM	5.875	10-15-24		9,935,000	10,647,340
HC2 Holdings, Inc. (A)	11.500	12-01-21		7,468,000	6,721,200
Marine 0.2%
Pelabuhan Indonesia II PT (A)	4.250	05-05-25		10,110,000	10,211,100
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Road and rail 0.5%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		7,580,000	$7,470,473
Uber Technologies, Inc. (A)	8.000	11-01-26		13,455,000	13,679,564
Trading companies and distributors 0.7%
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) (A)(D)	1.606	05-02-21		3,715,000	3,662,210
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	11,796,683
United Rentals North America, Inc.	4.000	07-15-30		7,765,000	7,565,983
United Rentals North America, Inc.	4.875	01-15-28		7,050,000	7,263,615
Transportation infrastructure 0.4%
Adani Ports & Special Economic Zone, Ltd. (A)	3.950	01-19-22		4,968,000	4,944,505
Jasa Marga Persero Tbk PT (A)	7.500	12-11-20	IDR	114,350,000,000	7,578,628
JSL Europe SA (A)	7.750	07-26-24		4,070,000	3,913,264
Information technology 2.3%					105,820,368
IT services 0.4%
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	5,272,008
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	11,072,997
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	3,891,055
Semiconductors and semiconductor equipment 0.6%
Broadcom Corp.	3.875	01-15-27		3,955,000	4,161,275
Broadcom, Inc. (A)	4.150	11-15-30		10,705,000	11,127,413
Broadcom, Inc. (A)	4.750	04-15-29		11,240,000	12,314,006
Software 0.4%
Camelot Finance SA (A)	4.500	11-01-26		4,330,000	4,350,351
SS&C Technologies, Inc. (A)	5.500	09-30-27		11,675,000	12,262,369
Technology hardware, storage and peripherals 0.9%
Apple, Inc.	0.875	05-24-25	EUR	9,831,000	11,312,892
Dell International LLC (A)	5.300	10-01-29		15,715,000	17,085,006
Dell International LLC (A)	8.350	07-15-46		10,233,000	12,970,996
Materials 2.5%					111,807,137
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		4,175,000	3,754,912
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	4,835,606
Construction materials 0.1%
St. Mary's Cement, Inc. (A)	5.750	01-28-27		4,140,000	4,245,073
Containers and packaging 1.8%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		4,315,000	4,250,275
Ball Corp.	4.000	11-15-23		16,060,000	16,877,293
Ball Corp.	4.875	03-15-26		9,415,000	10,362,384
Ball Corp.	5.250	07-01-25		14,545,000	16,308,581
Berry Global, Inc. (A)	5.625	07-15-27		7,670,000	8,053,500
Crown Americas LLC	4.500	01-15-23		13,265,000	13,696,113
Crown Cork & Seal Company, Inc.	7.375	12-15-26		11,568,000	13,418,880
Metals and mining 0.3%
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		11,455,000	11,913,200
Paper and forest products 0.1%
Fibria Overseas Finance, Ltd.	5.500	01-17-27		3,945,000	4,091,320
Real estate 1.4%					62,712,385
Equity real estate investment trusts 1.4%
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	4,190,537
Crown Castle International Corp.	3.800	02-15-28		10,355,000	11,477,632
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Equinix, Inc.	3.200	11-18-29		6,305,000	$6,785,378
SBA Communications Corp. (A)	3.875	02-15-27		19,505,000	19,805,377
SBA Communications Corp.	4.875	09-01-24		1,067,000	1,095,329
SBA Tower Trust (A)	2.836	01-15-25		6,217,000	6,396,199
VICI Properties LP (A)	4.125	08-15-30		8,940,000	8,627,100
VICI Properties LP (A)	4.625	12-01-29		4,345,000	4,334,833
Utilities 2.7%					120,534,514
Electric utilities 2.2%
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		7,220,000	7,960,050
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	5,168,391
NextEra Energy Capital Holdings, Inc.	2.403	09-01-21		14,015,000	14,339,260
NRG Energy, Inc. (A)	5.250	06-15-29		6,561,000	7,151,490
NRG Energy, Inc.	6.625	01-15-27		21,110,000	22,482,150
Perusahaan Listrik Negara PT (A)	4.125	05-15-27		16,960,000	17,596,000
Vistra Operations Company LLC (A)	3.550	07-15-24		12,720,000	13,005,165
Vistra Operations Company LLC (A)	5.000	07-31-27		3,315,000	3,468,319
Vistra Operations Company LLC (A)	5.625	02-15-27		7,175,000	7,624,944
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,012,595
Independent power and renewable electricity producers 0.5%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		5,330,000	5,445,928
Greenko Dutch BV (A)	5.250	07-24-24		10,740,000	10,256,700

Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,023,522
Convertible bonds 2.1%					$92,818,948
(Cost $86,107,202)
Communication services 0.5%					21,596,586
Diversified telecommunication services 0.4%
GCI Liberty, Inc. (A)	1.750	09-30-46		11,345,000	16,732,644
Media 0.1%
DISH Network Corp.	3.375	08-15-26		5,520,000	4,863,942
Consumer discretionary 0.3%					11,993,813
Household durables 0.3%
Sony Corp.	0.000	09-30-22	JPY	940,000,000	11,993,813
Industrials 0.4%					20,422,922
Airlines 0.4%
Air Canada (A)	4.000	07-01-25		8,665,000	8,892,456
Southwest Airlines Company	1.250	05-01-25		10,255,000	11,530,466
Information technology 0.6%					25,368,038
Software 0.6%
Avaya Holdings Corp.	2.250	06-15-23		11,220,000	9,802,037
IAC Financeco 2, Inc. (A)	0.875	06-15-26		14,115,000	15,566,001
Utilities 0.3%					13,437,589
Electric utilities 0.3%

NRG Energy, Inc.	2.750	06-01-48		13,080,000	13,437,589
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities 1.3%				$55,306,541
(Cost $57,948,822)
Financials 1.3%				55,306,541
Banks 1.3%
First Maryland Capital I (3 month LIBOR + 1.000%) (D)	2.219	01-15-27	13,280,000	11,383,298
First Maryland Capital II (3 month LIBOR + 0.850%) (D)	1.537	02-01-27	12,524,000	10,816,211

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	06-29-20	18,552,000	15,119,880

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	06-29-20	18,042,000	17,987,152
Municipal bonds 2.1%				$95,459,277
(Cost $94,422,732)
Arizona Department of Transportation State Highway Fund Revenue	2.058	07-01-25	4,935,000	5,074,315
Bay Area Toll Authority (California)	2.574	04-01-31	5,710,000	6,041,808
City of New York	3.700	08-01-29	3,625,000	3,856,094
City of Sacramento Water Revenue (California)	2.103	09-01-27	3,200,000	3,312,064
City of Sacramento Water Revenue (California)	2.647	09-01-33	2,085,000	2,181,723
County of Miami-Dade Aviation Revenue (Florida)	2.599	10-01-31	2,840,000	2,555,602
Great Lakes Water Authority Water Supply System Revenue (Michigan)	2.187	07-01-27	3,660,000	3,744,839
New Mexico Municipal Energy Acquisition Authority	5.000	11-01-39	3,330,000	3,874,988
New York City Transitional Finance Authority Future Tax Secured Revenue	5.008	08-01-27	915,000	1,107,818
New York City Transitional Finance Authority Future Tax Secured Revenue	2.450	05-01-31	3,550,000	3,576,838
New York City Transitional Finance Authority Future Tax Secured Revenue	2.550	05-01-32	3,725,000	3,739,304
Richland County School District No. 1 (South Carolina)	1.780	03-01-28	7,750,000	7,849,743
Richland County School District No. 1 (South Carolina)	1.870	03-01-29	4,970,000	5,032,721
San Diego Public Facilities Financing Authority (California)	2.053	08-01-28	2,850,000	2,905,347
San Diego Public Facilities Financing Authority (California)	2.133	08-01-29	3,330,000	3,402,894
San Dieguito Union High School District (California)	2.032	08-01-28	3,330,000	3,397,000
San Mateo Foster City School District (California)	2.731	08-01-37	1,395,000	1,426,987
Scottsdale Municipal Property Corp. (Arizona)	2.900	07-01-39	3,330,000	3,323,906
State of California	2.500	10-01-29	720,000	758,743
University of Missouri	2.012	11-01-27	7,540,000	7,782,486
University of Texas	2.439	08-15-49	7,440,000	7,450,118
Virginia Public Building Authority	5.900	08-01-30	5,180,000	6,596,108
West Contra Costa Unified School District (California)	2.392	08-01-29	2,620,000	2,674,234

West Contra Costa Unified School District (California)	2.422	08-01-30	3,730,000	3,793,597
Term loans (E) 0.0%				$392,289
(Cost $440,774)
Consumer discretionary 0.0%				392,289
Auto components 0.0%

American Tire Distributors, Inc., PIK, Exit FILO Term Loan (3 month LIBOR + 6.000%)	7.195	09-01-23	440,774	392,289
Collateralized mortgage obligations 3.3%				$151,032,641
(Cost $152,011,287)
Commercial and residential 3.3%				147,574,119
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	10,511,373	10,731,145
Series 2019-2, Class A1 (A)(F)	3.347	04-25-49	15,701,383	16,001,697
Series 2019-3, Class A1 (A)(F)	2.962	10-25-48	8,837,171	8,924,386
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(D)	2.135	03-15-37	13,569,000	12,380,451
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	1.104	10-15-36	18,052,293	17,690,419
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-BXLP, Class A (1 month LIBOR + 0.800%) (A)(D)	0.984	12-15-36	7,775,000	$7,521,761
BXP Trust
Series 2017-CC, Class C (A)(F)	3.552	08-13-37	6,835,000	7,102,179
Series 2017-GM, Class D (A)(F)	3.425	06-13-39	14,495,000	14,266,112
CSMC Trust Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	6,969,483	7,030,527
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) (A)(D)	1.072	05-15-35	8,835,883	8,267,031
GS Mortgage Securities Trust Series 2018-TWR, Class A (1 month LIBOR + 0.900%) (A)(D)	1.084	07-15-31	6,880,000	6,536,941
HarborView Mortgage Loan Trust
Series 2004-7, Class 4A (F)	4.137	11-19-34	1,548,160	1,508,009
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%) (D)	0.511	06-20-35	1,802,489	1,766,936
Series 2007-3, Class ES IO (A)	0.350	05-19-47	5,514,841	80,786
Series 2007-4, Class ES IO	0.350	07-19-47	5,855,399	73,913
Series 2007-6, Class ES IO (A)	0.343	08-19-37	5,215,298	65,153
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A (A)(F)	2.854	09-06-38	570,000	585,345
Series 2018-AON, Class D (A)(F)	4.613	07-05-31	3,635,000	3,543,493
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A (F)	5.378	11-25-34	1,351,337	1,423,115
One Bryant Park Trust Series 2019-OBP, Class A (A)	2.516	09-15-54	13,505,000	13,786,941
VNDO Trust Series 2016-350P, Class D (A)(F)	3.903	01-10-35	5,285,000	5,443,340
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%) (D)	0.548	01-25-45	1,407,407	1,317,178
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%) (D)	1.008	07-25-45	1,713,411	1,527,261
U.S. Government Agency 0.0%				3,458,522
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%) (D)	1.818	04-25-24	229,579	226,274
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (D)	2.018	10-25-27	933,126	931,452

Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) (D)	0.918	03-25-30	2,312,777	2,300,796
Asset backed securities 2.8%				$124,472,815
(Cost $123,610,042)
Asset backed securities 2.8%				124,472,815
AMSR Trust Series 2019-SFR1, Class A (A)	2.774	01-19-39	13,845,000	14,136,430
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(D)	0.408	07-25-36	2,726,092	2,701,114
DB Master Finance LLC
Series 2017-1A, Class A2I (A)	3.629	11-20-47	7,697,813	7,749,080
Series 2019-1A, Class A2I (A)	3.787	05-20-49	10,783,513	11,012,446
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,811,088	5,862,051
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,842,375	6,063,743
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(D)	2.241	07-25-47	14,166,750	13,830,856
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	5,769,155	5,811,039
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (D)	0.538	10-25-35	1,711,875	1,660,938
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) (A)(D)	1.632	07-17-37	7,715,000	7,163,782
Home Partners of America Trust Series 2019-1, Class B (A)	3.157	09-17-39	4,840,045	4,887,525
Jack In The Box Funding LLC Series 2019-1A, Class A2II (A)	4.476	08-25-49	6,979,925	6,451,335
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
METAL LLC Series 2017-1, Class A (A)	4.581	10-15-42	3,947	$2,774
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (A)(F)	3.500	08-25-58	11,899,727	12,300,972
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	5,295,757	5,332,601
Structured Asset Investment Loan Trust Series 2005-2, Class M2 (1 month LIBOR + 0.735%) (D)	0.903	03-25-35	3,749,005	3,696,487
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	15,170,800	15,809,642

	Shares	Value
Common stocks 2.2%		$98,142,567
(Cost $135,085,750)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (G)(H)	110,794	0
Consumer discretionary 0.5%		20,755,676
Household durables 0.5%
Lennar Corp., A Shares	343,296	20,755,676
Financials 1.1%		50,996,636
Banks 0.4%
JPMorgan Chase & Co.	121,100	11,784,241
U.S. Bancorp	245,135	8,717,001
Capital markets 0.7%
Deutsche Bank AG (H)	2,514,720	21,123,648
The Bank of New York Mellon Corp.	252,132	9,371,746
Industrials 0.4%		16,679,813
Aerospace and defense 0.3%
The Boeing Company	97,940	14,284,549
Construction and engineering 0.1%
HC2 Holdings, Inc. (B)(H)	907,297	2,395,264
Real estate 0.2%		9,710,442
Equity real estate investment trusts 0.2%

Americold Realty Trust	271,925	9,710,442
Preferred securities 4.8%		$218,416,869
(Cost $229,682,751)
Financials 0.9%		41,941,637
Banks 0.9%
First Horizon Bank (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(D)	22,722	15,110,130
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	16,425	12,582,371
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	6,149,099
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,728,950
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	91,301	2,371,087
Health care 0.3%		13,467,662
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.000%	113,050	5,850,338
Danaher Corp., 5.000%	7,335	7,617,324
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Shares	Value
Industrials 0.4%		$18,947,839
Machinery 0.4%
Fortive Corp., 5.000%	23,545	18,947,839
Information technology 0.3%		14,367,119
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000% (B)	13,230	14,367,119
Real estate 0.2%		9,467,328
Equity real estate investment trusts 0.2%
Crown Castle International Corp., 6.875%	6,240	9,467,328
Utilities 2.7%		120,225,284
Electric utilities 1.7%
American Electric Power Company, Inc., 6.125% (B)	287,600	15,035,728
NextEra Energy, Inc., 4.872%	471,900	23,944,206
NextEra Energy, Inc., 5.279%	421,350	18,733,221
The Southern Company, 6.750%	382,000	18,309,260
Gas utilities 0.1%
South Jersey Industries, Inc., 7.250% (B)	128,700	5,952,375
Multi-utilities 0.9%
CenterPoint Energy, Inc., 7.000%	155,450	5,350,589
Dominion Energy, Inc., 7.250% (B)	176,500	18,493,670
DTE Energy Company, 6.250%	339,050	14,406,235

	Contracts/ Notional amount	Value
Purchased options 0.1%		$2,102,064
(Cost $2,906,003)
Calls 0.0%		26,517
Over the Counter Option on the AUD vs. USD (Expiration Date: 6-4-20; Strike Price: AUD 0.69; Counterparty: Goldman Sachs Bank USA) (H)(I)	143,100,000	26,517
Puts 0.1%		2,075,547
Over the Counter Option on the GBP vs. USD (Expiration Date: 7-1-20; Strike Price: GBP 1.21; Counterparty: Goldman Sachs Bank USA) (H)(I)	64,955,000	366,923
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-6-20; Strike Price: USD 1.35; Counterparty: Canadian Imperial Bank of Commerce) (H)(I)	227,120,000	1,708,624

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.4%				$108,703,314
(Cost $108,697,528)
U.S. Government Agency 0.0%				2,069,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	06-01-20	2,069,000	2,069,000

	Yield (%)	Shares	Value
Short-term funds 1.4%			61,311,314
John Hancock Collateral Trust (J)	0.3653(K)	6,123,966	61,311,314

	Par value^	Value
Repurchase agreement 1.0%		45,323,000
Barclays Tri-Party Repurchase Agreement dated 5-29-20 at 0.050% to be repurchased at $42,591,177 on 6-1-20, collateralized by $37,079,700 U.S. Treasury Notes, 2.750% due 2-15-28 (valued at $43,443,101)	42,591,000	42,591,000
Repurchase Agreement with State Street Corp. dated 5-29-20 at 0.000% to be repurchased at $2,732,000 on 6-1-20, collateralized by $2,645,000 U.S. Treasury Notes, 2.000% due 11-30-22 (valued at $2,789,385)	2,732,000	2,732,000

14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total investments (Cost $4,481,357,872) 99.1%	$4,454,564,893
Other assets and liabilities, net 0.9%	42,584,998
Total net assets 100.0%	$4,497,149,891

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,689,515,299 or 37.6% of the fund's net assets as of 5-31-20.
(B)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $59,813,510.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 5-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 5-31-20:
United States	67.1%
Indonesia	4.3%
Canada	4.1%
Supranational	2.5%
Luxembourg	2.3%
Norway	1.7%
Singapore	1.7%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

Portugal	1.5%
Malaysia	1.4%
Germany	1.4%
Other countries	12.0%
TOTAL	100.0%
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	3,696	Short	Sep 2020	$(513,306,042)	$(513,975,000)	$(668,958)
U.S. Treasury Long Bond Futures	1,566	Short	Sep 2020	(279,821,383)	(279,335,250)	486,133
						$(182,825)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	66,520,000	CAD	59,596,199	ANZ	6/17/2020	$1,054,982	—
AUD	6,680,000	USD	4,388,219	BNY	6/17/2020	64,424	—
AUD	99,520,000	USD	65,476,368	CITI	6/17/2020	860,010	—
AUD	5,200,000	USD	3,165,516	JPM	6/17/2020	300,613	—
AUD	64,666,434	USD	42,805,701	MSCS	6/17/2020	298,568	—
AUD	1,860,000	USD	1,143,575	NAB	6/17/2020	96,233	—
AUD	33,343,982	USD	21,847,205	SSB	6/17/2020	378,668	—
BRL	14,869,923	USD	3,040,884	CITI	6/17/2020	—	$(256,676)
CAD	29,268,800	AUD	33,260,000	HUS	6/17/2020	—	(911,922)
CAD	83,981,966	AUD	95,892,238	RBC	6/17/2020	—	(2,922,019)
CAD	20,135,578	EUR	13,154,268	CITI	6/17/2020	18,203	—
CAD	147,806,958	EUR	96,200,000	JPM	6/17/2020	533,403	—
CAD	222,832,530	EUR	145,392,790	MSCS	6/17/2020	401,664	—
CAD	46,896,853	EUR	30,456,732	UBS	6/17/2020	242,565	—
CAD	30,505,034	GBP	17,045,000	CIBC	6/17/2020	1,104,056	—
CAD	89,216,654	GBP	51,372,500	CITI	6/17/2020	1,349,474	—
CAD	89,032,291	GBP	51,975,000	GSI	6/17/2020	471,439	—
CAD	60,836,844	GBP	34,090,000	HUS	6/17/2020	2,082,300	—
CAD	148,101,522	GBP	85,646,250	RBC	6/17/2020	1,787,104	—
CAD	59,376,360	GBP	34,327,500	SCB	6/17/2020	728,217	—
CAD	52,027,009	GBP	30,735,000	SSB	6/17/2020	—	(172,632)
CAD	31,200,238	NOK	227,007,806	JPM	6/17/2020	—	(694,730)
CAD	15,600,119	NOK	115,983,125	UBS	6/17/2020	—	(602,438)
CAD	68,692,174	NZD	81,356,250	ANZ	6/17/2020	—	(608,134)
CAD	14,563,491	NZD	17,178,750	CITI	6/17/2020	—	(85,689)
CAD	13,391,454	NZD	15,666,250	MSCS	6/17/2020	1,895	—
CAD	87,044,331	NZD	103,057,500	RBC	6/17/2020	—	(749,311)
CAD	14,564,276	NZD	17,186,000	UBS	6/17/2020	—	(89,620)
CAD	47,981,466	USD	33,710,000	BNY	6/17/2020	1,139,009	—
CAD	46,138,944	USD	33,162,678	CIBC	6/17/2020	348,104	—
CAD	179,980,259	USD	127,873,333	CITI	6/17/2020	2,846,593	—
CAD	369,560,273	USD	259,440,000	GSI	6/17/2020	8,972,168	—
CAD	21,977,075	USD	15,597,917	HUS	6/17/2020	364,065	—
CAD	251,611,335	USD	177,728,343	JPM	6/17/2020	5,017,338	—
CAD	500,857,003	USD	351,703,928	MSCS	6/17/2020	12,069,247	—
CAD	184,912,839	USD	134,201,290	RBC	6/17/2020	101,176	—
CAD	15,996,507	USD	11,239,935	SCB	6/17/2020	378,351	—
CAD	23,753,656	USD	16,742,500	SSB	6/17/2020	509,815	—
CAD	6,520,000	USD	4,870,626	TD	6/17/2020	—	(135,140)
CAD	47,873,710	USD	33,652,500	UBS	6/17/2020	1,118,246	—
EUR	92,512,168	CAD	141,066,597	CIBC	6/17/2020	267,218	—
EUR	15,667,500	CAD	23,891,277	CITI	6/17/2020	44,683	—
EUR	6,957,380	CAD	10,610,220	GSI	6/17/2020	19,150	—
EUR	68,589,878	CAD	104,542,889	JPM	6/17/2020	231,497	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	41,228,872	CAD	63,021,243	MSCS	6/17/2020	$7,487	—
EUR	31,365,833	CAD	47,408,046	RBC	6/17/2020	395,608	—
EUR	13,154,268	CAD	19,948,881	SSB	6/17/2020	117,396	—
EUR	15,667,500	CAD	23,884,634	UBS	6/17/2020	49,508	—
EUR	16,652,500	GBP	15,415,785	GSI	6/17/2020	—	$(548,917)
EUR	50,315,000	GBP	45,578,407	HUS	6/17/2020	—	(423,588)
EUR	16,831,250	GBP	14,953,421	UBS	6/17/2020	220,618	—
EUR	3,907,912	USD	4,389,266	BOA	6/17/2020	—	(49,981)
EUR	128,344,997	USD	142,285,204	CITI	6/17/2020	227,115	—
EUR	131,447,758	USD	145,075,399	GSI	6/17/2020	882,179	—
EUR	91,334,413	USD	100,641,097	HUS	6/17/2020	775,237	—
EUR	55,211,093	USD	61,117,501	JPM	6/17/2020	188,051	—
EUR	5,464,096	USD	5,939,834	MSCS	6/17/2020	127,414	—
EUR	59,107,000	USD	64,104,193	SSB	6/17/2020	1,527,314	—
EUR	46,908,174	USD	52,130,695	USB	6/17/2020	—	(44,577)
EUR	110,146,396	USD	120,784,447	UBS	6/17/2020	1,520,425	—
GBP	69,122,500	CAD	119,870,396	CIBC	6/17/2020	—	(1,690,811)
GBP	51,377,500	CAD	89,654,713	CITI	6/17/2020	—	(1,661,461)
GBP	34,211,250	CAD	59,934,087	GSI	6/17/2020	—	(1,276,874)
GBP	51,205,000	CAD	89,174,629	HUS	6/17/2020	—	(1,525,825)
GBP	51,372,500	CAD	89,389,098	MSCS	6/17/2020	—	(1,474,720)
GBP	17,161,250	CAD	29,694,282	SCB	6/17/2020	—	(371,629)
GBP	30,911,516	EUR	33,662,500	HUS	6/17/2020	799,611	—
GBP	31,314,206	EUR	33,760,000	JPM	6/17/2020	1,188,698	—
GBP	15,431,984	EUR	16,831,250	SSB	6/17/2020	370,443	—
GBP	17,050,000	NZD	35,069,668	GSI	6/17/2020	—	(710,435)
GBP	32,807,500	USD	41,725,833	GSI	6/17/2020	—	(1,206,223)
GBP	31,373,750	USD	38,654,293	HUS	6/17/2020	94,533	—
GBP	46,416,250	USD	57,616,087	JPM	6/17/2020	—	(288,696)
GBP	640,000	USD	795,851	MSCS	6/17/2020	—	(5,405)
GBP	15,336,250	USD	18,678,970	SCB	6/17/2020	262,396	—
GBP	506,425	USD	624,581	SSB	6/17/2020	890	—
GBP	15,695,000	USD	19,239,402	TD	6/17/2020	145,046	—
GBP	33,355,000	USD	43,616,899	UBS	6/17/2020	—	(2,421,087)
JPY	3,729,408,255	USD	34,327,500	ANZ	6/17/2020	260,456	—
JPY	1,661,714,496	USD	15,266,530	CIBC	6/17/2020	144,844	—
JPY	122,271,091	USD	1,125,860	CITI	6/17/2020	8,128	—
JPY	7,226,507,752	USD	67,280,833	GSI	6/17/2020	—	(259,442)
JPY	3,774,196,159	USD	34,090,833	HUS	6/17/2020	912,502	—
JPY	120,000,000	USD	1,125,920	MSCS	6/17/2020	—	(12,994)
MXN	319,143,601	USD	14,805,631	CITI	6/17/2020	—	(446,261)
MXN	640,781,959	USD	30,735,193	GSI	6/17/2020	—	(1,904,207)
MXN	673,828,041	USD	33,211,720	SSB	6/17/2020	—	(2,893,877)
NOK	113,883,989	CAD	15,600,119	CIBC	6/17/2020	386,470	—
NOK	220,128,474	CAD	31,200,238	CITI	6/17/2020	—	(13,044)
NOK	166,184,928	EUR	15,365,000	CIBC	6/17/2020	36,737	—
NOK	44,470,865	USD	4,323,638	HUS	6/17/2020	251,709	—
NOK	69,868,118	USD	6,852,052	JPM	6/17/2020	336,271	—
NOK	764,594,752	USD	78,803,809	UBS	6/17/2020	—	(139,116)
NZD	50,023,750	CAD	42,295,266	ANZ	6/17/2020	331,572	—
NZD	34,355,000	CAD	29,070,895	CIBC	6/17/2020	210,564	—
NZD	31,332,500	CAD	26,476,670	JPM	6/17/2020	218,631	—
NZD	15,666,250	CAD	13,189,096	MSCS	6/17/2020	145,077	—
NZD	34,362,780	CAD	29,055,964	NAB	6/17/2020	226,238	—
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NZD	34,345,000	CAD	29,289,073	RBC	6/17/2020	$45,894	—
NZD	34,357,500	CAD	29,055,853	SCB	6/17/2020	223,041	—
NZD	35,287,874	GBP	17,050,000	CITI	6/17/2020	845,879	—
NZD	14,940,412	USD	8,525,641	GSI	6/17/2020	748,154	—
NZD	3,440,222	USD	2,110,865	MSCS	6/17/2020	24,546	—
NZD	18,050,000	USD	10,432,326	NAB	6/17/2020	771,650	—
NZD	9,946,948	USD	6,465,679	SSB	6/17/2020	—	$(291,420)
SEK	161,415,843	EUR	15,365,000	SSB	6/17/2020	72,101	—
SGD	68,867,979	USD	50,077,143	ANZ	6/17/2020	—	(1,329,739)
SGD	3,131,311	USD	2,176,730	JPM	6/17/2020	39,732	—
SGD	3,194,711	USD	2,265,497	MSCS	6/17/2020	—	(4,158)
SGD	39,636,500	USD	28,472,155	SCB	6/17/2020	—	(415,916)
SGD	2,214,747	USD	1,549,216	TD	6/17/2020	18,467	—
USD	64,097,102	AUD	96,417,150	ANZ	6/17/2020	—	(171,030)
USD	26,414,626	AUD	43,211,567	GSI	6/17/2020	—	(2,388,618)
USD	43,002,539	AUD	68,350,000	UBS	6/17/2020	—	(2,557,061)
USD	28,777,598	BRL	131,644,373	CITI	6/17/2020	4,128,827	—
USD	15,680,000	CAD	22,109,114	BOA	6/17/2020	—	(377,882)
USD	196,196,250	CAD	275,080,143	CIBC	6/17/2020	—	(3,594,861)
USD	134,199,583	CAD	189,178,996	CITI	6/17/2020	—	(3,201,398)
USD	67,647,500	CAD	95,573,944	GSI	6/17/2020	—	(1,767,995)
USD	16,736,667	CAD	23,643,387	HUS	6/17/2020	—	(435,560)
USD	169,022,546	CAD	236,933,502	JPM	6/17/2020	—	(3,062,603)
USD	272,171,695	CAD	370,715,607	MSCS	6/17/2020	2,920,407	—
USD	173,915,000	CAD	247,355,468	RBC	6/17/2020	—	(5,739,638)
USD	75,613,877	CAD	106,152,368	SSB	6/17/2020	—	(1,484,744)
USD	20,579,108	CAD	28,342,803	TD	6/17/2020	—	(6,311)
USD	49,341,829	CAD	70,765,780	USB	6/17/2020	—	(2,055,460)
USD	118,279,340	EUR	105,320,787	CITI	6/17/2020	1,332,751	—
USD	95,855,009	EUR	87,532,568	GSI	6/17/2020	—	(1,339,814)
USD	27,862,329	EUR	24,954,021	HUS	6/17/2020	153,766	—
USD	14,954,237	EUR	13,751,140	JPM	6/17/2020	—	(314,818)
USD	74,639,271	EUR	67,910,393	MSCS	6/17/2020	—	(767,389)
USD	61,862,302	EUR	56,168,818	SSB	6/17/2020	—	(506,693)
USD	405,434,242	EUR	365,714,683	UBS	6/17/2020	—	(649,743)
USD	29,690,571	GBP	22,886,184	CITI	6/17/2020	1,424,495	—
USD	23,312,854	GBP	18,150,084	HUS	6/17/2020	896,201	—
USD	78,115,217	GBP	62,747,500	JPM	6/17/2020	617,564	—
USD	12,667,912	GBP	10,305,960	MSCS	6/17/2020	—	(60,686)
USD	25,575,234	GBP	20,725,290	SSB	6/17/2020	—	(21,982)
USD	21,557,170	GBP	16,677,500	UBS	6/17/2020	959,264	—
USD	101,807,500	JPY	11,170,737,652	CITI	6/17/2020	—	(1,794,184)
USD	31,890,446	JPY	3,422,036,158	GSI	6/17/2020	153,176	—
USD	34,090,833	JPY	3,654,757,901	JPM	6/17/2020	195,214	—
USD	85,547,253	MXN	1,664,191,807	CITI	6/17/2020	10,669,535	—
USD	14,102,185	MXN	283,713,705	SSB	6/17/2020	1,336,929	—
USD	76,766,079	NOK	707,944,453	HUS	6/17/2020	3,929,804	—
USD	18,358,433	NOK	170,986,771	UBS	6/17/2020	766,602	—
USD	47,235,777	NZD	73,337,009	ANZ	6/17/2020	1,714,110	—
USD	17,865,291	SGD	25,495,378	ANZ	6/17/2020	—	(181,318)
USD	54,658,354	SGD	78,046,359	CITI	6/17/2020	—	(585,860)
USD	126,918,457	SGD	176,855,477	HUS	6/17/2020	1,733,351	—
USD	22,712,802	SGD	32,363,699	UBS	6/17/2020	—	(195,468)
						$93,291,106	$(61,899,830)

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BNY	The Bank of New York Mellon
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
USB	U.S. Bank N.A.
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$434,094,888	—	$434,094,888	—
Foreign government obligations	674,302,278	—	674,302,278	—
Corporate bonds	2,399,320,402	—	2,399,320,402	—
Convertible bonds	92,818,948	—	92,818,948	—
Capital preferred securities	55,306,541	—	55,306,541	—
Municipal bonds	95,459,277	—	95,459,277	—
Term loans	392,289	—	392,289	—
Collateralized mortgage obligations	151,032,641	—	151,032,641	—
Asset backed securities	124,472,815	—	124,472,815	—
Common stocks	98,142,567	$98,142,567	—	—
Preferred securities	218,416,869	174,891,572	43,525,297	—
Purchased options	2,102,064	—	2,102,064	—
Short-term investments	108,703,314	61,311,314	47,392,000	—
Total investments in securities	$4,454,564,893	$334,345,453	$4,120,219,440	—
Derivatives:
Assets
Futures	$486,133	$486,133	—	—
Forward foreign currency contracts	93,291,106	—	$93,291,106	—
|	21

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Liabilities
Futures	$(668,958)	$(668,958)	—	—
Forward foreign currency contracts	(61,899,830)	—	$(61,899,830)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,123,966	$68,339,096	$306,544,514	$(313,594,957)	$10,642	$12,019	$236,713	—	$61,311,314
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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